TAXES PAYABLE (Tables)	6 Months Ended
Dec. 31, 2022
TAXES PAYABLE
Schedule of taxes payable

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
VAT payable	¥1,741,972	¥2,349,706	$340,621
Income tax payable	440,030	440,030	63,788
Other taxes payable	28,956	95,188	13,799
Total taxes payable	¥2,210,958	¥2,884,924	$418,208